Subsequent Events (Details) - USD ($) $ in Thousands	1 Months Ended
	Apr. 27, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Events (Details) [Line Items]
Term loan closing Final		$ 84,363	$ 74,360	$ 34,144
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount		$ 20,000
Interest rate		7.00%
Term loan closing Final		$ 10,000
Term loan closing initial	$ 10,000